INCOME TAX - Disclosure of effective tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Applicable tax rate	36.50%	36.50%
Income tax expense (recovery) at Canadian statutory rate	$ 6,603	$ (48,484)
Permanent differences	20,684	2,641
Foreign tax rate differential	629	102
Unrecognized tax benefits	6,627	(1,189)
Deferred tax adjustments related to prior periods	(3,001)	105
Income tax expense	$ 31,542	$ 50,143